Fixed Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets, Net [Abstract]
Depreciation	$ 171	$ 150	$ 142